LEASES - Future minimum payments under noncancelable operating leases with terms greater than one year (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future minimum payments under noncancelable operating leases with terms greater than one year
2019	$ 13,269
2020	15,832
2021	13,638
2022	13,267
2023	13,071
Total minimum payments	$ 69,077